STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 11 – STOCKHOLDERS’ EQUITY

Preferred Stock

The Company’s issued and outstanding preferred stock, par value $0.00001 per share, at March 31, 2023 and December 31, 2022 was 989,000 and 988,000, respectively. The Board, without further stockholder approval, may issue preferred stock in one or more series from time to time and fix or alter the designations, relative rights, priorities, preferences, qualifications, limitations and restrictions of the shares of each series.

Series A Preferred Stock

The Company had authorized 4,000,000 shares of Series A Preferred Stock, par value of $0.00001 per share (the “Series A Preferred Stock”), of which no shares were issued or outstanding at March 31, 2023 and December 31, 2022, respectively. Each share of Series A Preferred Stock, when outstanding, could have been converted into one share of Common Stock.

Series B Preferred Stock

The Company had authorized 1,200,000 shares of Series B Preferred Stock, par value of $0.00001 per share (the “Series B Preferred Stock”), of which 488,000 were issued and outstanding at March 31, 2023 and December 31, 2022, respectively. Each share of Series B Preferred Stock may be converted into one share of Common Stock.

Series C Preferred Stock

On February 13, 2023, the Company increased the authorized number of Series C Preferred Stock from 250 to 2,000 shares, par value $0.00001 per share (the “Series C Preferred Stock”), by filing a Certificate of Designation of the Preferences, Rights, and Limitations of the Series C Preferred Stock with the Secretary of State of the State of Delaware. On July 8, 2020, the Company amended the terms of the Series C Preferred Stock filed a Certificate of Designation of the Preferences, Rights, and Limitations of the Series C Preferred Stock with the Secretary of State of the State of Delaware. The holders of shares of the Series Preferred C Stock are now entitled to 2,000,000 votes for every share of our Series Preferred C Stock held. The holders of the Series Preferred C Stock are not entitled to receive dividends. Upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, before any distribution or payment will be made to the holders of any stock ranking junior to the Series C Preferred Stock, the holders of the Series C Preferred Stock will be entitled to be paid out of the Company’s assets an amount equal to $1.00 in the aggregate for all issued and outstanding shares of the Series C Preferred Stock (as adjusted for any stock dividends, combinations, splits, recapitalizations, and the like with respect to such shares) (the “Preference Value”). After the payment of the full applicable Preference Value of each share of the Series C Preferred Stock, our remaining assets legally available for distribution, if any, will be distributed ratably to the holders of the Common Stock. The Series C Preferred Stock has conversion rights, whereby each share of the Series C Preferred Stock automatically converts into one share of Common Stock on the one-year anniversary of the issuance date.

At March 31, 2023, 1,000 shares of Series C Preferred Stock were issued and outstanding, and at December 31, 2022, no shares of Series C Preferred Stock were issued and outstanding.

Series D Preferred Stock

The Company had authorized 500,000 shares of Series D Preferred Stock, par value of $0.00001 per share (the “Series D Preferred Stock”), of which 500,000 shares were issued and outstanding at March 31, 2023 and December 31, 2022, respectively. Each share of the Series D Preferred Stock may be converted into 1,000 shares of Common Stock.

Common Stock

On February 13, 2023, the Company increased the authorized number of shares of Common Stock from 2,500,000,000 to 10,500,000,000 shares, par value $0.00001 per share (the “Common Stock”), by filing a Certificate of Amendment to the amended and restated Certificate of Incorporation with the Secretary of State of the State of Delaware. The Company has authorized 10,500,000,000 shares of the Common Stock, of which 2,139,440,557 shares were issued and outstanding at March 31, 2023, and 2,000,276,378 shares were issued and outstanding at December 31, 2022, respectively.

Equity Transactions

During the three months ended March 31, 2023, the Company issued an aggregate of 72,000,000 shares of Common Stock with a fair value of $324,000 upon the conversion of $122,352 of principal, and $35,048 of accrued interest on its secured convertible debentures, at an average price of $0.0022 resulting in a loss on extinguishment of debt of $157,600 (see Note 8).

During the three months ended March 31, 2023, the Company issued an aggregate of 67,164,179 shares of Common Stock on the cashless exercise of warrants.

During the three months ended March 31, 2022, the Company issued an aggregate of 453,078,847 shares of Common Stock with a fair value of $3,189,414 upon the conversion of $1,290,000 of principal, and $40,608 of accrued interest on its secured convertible debentures, at an average price of $0.0030.

During the three months ended March 31, 2022, and in connection with the issuance of a debenture, the Company issued to the lender 25,000,000 shares of the Company’s common stock at a price of $0.004 per share (see Note 8). The fair value of the 25,000,000 shares issued was $135,000 and recorded as a debt discount in the accompanying condensed consolidated balance sheet.

2023 Equity Purchase Agreement

Pursuant to an Equity Purchase Agreement (the “Purchase Agreement”) dated as of March 30, 2023 (the “EPA”), the Company (i) agreed to sell to the same entity with whom we had entered into the Securities Purchase Agreement dated as of March 13, 2023 up to $5,000,000.00 (the “Maximum Commitment Amount”) of shares of our Common Stock (the “Put Shares”) and (ii) granted to that Investor a Common Stock Purchase Warrant (the “Warrant”) that is exercisable for the purchase of up to an aggregate of 56,000,000 shares (the “Warrant Shares”) of our Common Stock.

Upon the terms and conditions set forth in the Purchase Agreement, the Company has the right, but not the obligation, to direct the Investor, by delivery to the Investor of a Put Notice from time to time, to purchase shares of our Common Stock (i) in a minimum amount not less than $25,000.00 and (ii) in a maximum amount up to the lesser of (a) $500,000.00 or (b) 150% of the Average Daily Trading Value of our Common Stock (as defined in the Purchase Agreement). At any time and from time to time through and including March 30, 2025 (the “Commitment Period”), except as provided in the Purchase Agreement, the Company may deliver a Put Notice to the Investor.

The Commitment Period commences on the Execution Date, and ends on the earlier of (i) the date on which the Investor shall have purchased Put Shares pursuant to the Purchase Agreement equal to the Maximum Commitment Amount, (ii) March 30, 2025, (iii) written notice of termination by the Company to the Investor (which shall not occur during any Valuation Period or at any time that the Investor holds any of the Put Shares), (iv) the Registration Statement for the Put Shares is no longer effective after its initial effective date, or (v) the date that, pursuant to or within the meaning of any Bankruptcy Law, the Company commences a voluntary case or any person commences a proceeding against the Company, a Custodian is appointed for the Company or for all or substantially all of its property, or the Company makes a general assignment for the benefit of its creditors.

We also granted the Warrant to purchase up to an aggregate of the 56,000,000 Warrant Shares. The Warrant has a five-year term and is immediately exercisable at an exercise price of $0.0045 per share, subject to adjustment and is exercisable by the then-holder on a “cashless” basis. The Warrant contains an adjustment provision that, subject to certain exceptions, reduces the exercise price if we issue shares of Common Stock or common stock equivalents at a price lower than the then-current exercise price of the Warrant. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will result in an equitable adjustment of the exercise price of the Warrant and, in certain circumstances, the number of Warrant Shares. The Warrant is subject to an “exercise blocker,” such that the Investor cannot exercise any portion of the Warrant that would result in the Investor and its affiliates holding more than 4.99% of the then-issued and outstanding shares of Common Stock following such exercise (excluding, for purposes of such determination, shares of the Common Stock issuable upon exercise of the Warrant or Put Notice that had not then been exercised, respectively). The fair value of the warrants was determined to be $163,000 and was recorded as a finance cost in the statement of operations.

NOTE 12 – STOCKHOLDERS’ EQUITY

Preferred Stock

The Company’s issued and outstanding preferred stock, par value $0.00001 per share, at December 31, 2022 and 2021 was 988,000 and 988,000, respectively. The Board, without further stockholder approval, may issue preferred stock in one or more series from time to time and fix or alter the designations, relative rights, priorities, preferences, qualifications, limitations, and restrictions of the shares of each series.

Series A Preferred Stock

The Company had authorized 4,000,000 shares of Series A Preferred Stock, par value of $0.00001 per share (the “Series A Preferred Stock”), of which no shares were issued or outstanding at December 31, 2022 and December 31, 2021, respectively. Each share of Series A Preferred Stock, when outstanding, could have been converted into one share of Common Stock.

Series B Preferred Stock

The Company had authorized 1,200,000 shares of Series B Preferred Stock, par value of $0.00001 per share (the “Series B Preferred Stock”), of which 488,000 were issued and outstanding at December 31, 2022 and December 31, 2021, respectively. Each share of Series B Preferred Stock may be converted into one share of Common Stock.

Series C Preferred Stock

On February 13, 2023, the Company increased the authorized number of Series C Preferred Stock from 250 to 2,000 shares, par value $0.00001 per share (the “Series C Preferred Stock”), by filing a Certificate of Designation of the Preferences, Rights, and Limitations of the Series C Preferred Stock with the Secretary of State of the State of Delaware. On July 8, 2020, the Company amended the terms of the Series C Preferred Stock and filed a Certificate of Designation of the Preferences, Rights, and Limitations of the Series C Preferred Stock with the Secretary of State of the State of Delaware. The holders of shares of the Series Preferred C Stock are now entitled to 2,000,000 votes for every share of our Series Preferred C Stock held. The holders of the Series Preferred C Stock are not entitled to receive dividends. Upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, before any distribution or payment will be made to the holders of any stock ranking junior to the Series C Preferred Stock, the holders of the Series C Preferred Stock will be entitled to be paid out of the Company’s assets an amount equal to $1.00 in the aggregate for all issued and outstanding shares of the Series C Preferred Stock (as adjusted for any stock dividends, combinations, splits, recapitalizations, and the like with respect to such shares) (the “Preference Value”). After the payment of the full applicable Preference Value of each share of the Series C Preferred Stock, our remaining assets legally available for distribution, if any, will be distributed ratably to the holders of the Common Stock. The Series C Preferred Stock has conversion rights, whereby each share of the Series C Preferred Stock automatically converts into one share of Common Stock on the one-year anniversary of the issuance date.

At December 31, 2022 and December 31, 2021, no shares of Series C Preferred Stock were issued and outstanding.

Series D Preferred Stock

The Company had authorized 500,000 shares of Series D Preferred Stock, par value of $0.00001 per share (the “Series D Preferred Stock”), of which 500,000 shares were issued and outstanding at December 31, 2022 and 2021, respectively. Each share of the Series D Preferred Stock may be converted into 1,000 shares of Common Stock.

Common Stock

On February 13, 2023, the Company increased the authorized number of Common Stock from 2,500,000,000 to 10,500,000,000 shares, par value $0.00001 per share (the “Common Stock”), by filing a Certificate of Designation of the Preferences, Rights, and Limitations of the Common Stock with the Secretary of State of the State of Delaware. The Company has authorized 10,500,000,000 shares of the Common Stock, respectively, of which 2,000,276,378 shares were issued and outstanding at December 31, 2022, and 1,004,709,546 were issued and outstanding at December 31, 2021.

Equity Transactions

During the year ended December 31, 2022, the Company issued an aggregate of 969,066,832 shares of Common Stock with a fair value of $7,201,998 upon the conversion of $3,500,000 of principal, and $157,955 of accrued interest on its secured convertible debentures, at an average price of $0.0074 (see Note 9).

During the year ended December 31, 2021, the Company issued an aggregate of 201,301,365 shares of Common Stock with a fair value of $3,713,133 upon the conversion of $2,484,401 of principal and accrued interest on its convertible secured debentures (see Note 9).

During the year ended December 31, 2022, and in connection with the issuance of a debenture, the Company issued to the lender 25,000,000 shares of the Company’s common stock at a price of $0.0040 per share (see Note 8). The fair value of the 25,000,000 shares issued was $135,000 and recorded as a debt discount in the accompanying condensed consolidated balance sheet.

During the year ended December 31, 2021, the Company issued 9,000,000 shares of its Common Stock with a fair value of $243,000 for the acquisition of S and S Beverage, Inc. (See Note 5).